Cover - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--03-31
Entity File Number	000-55631
Entity Registrant Name	ZHONG YUAN BIO-TECHNOLOGY HOLDINGS LIMITED
Entity Central Index Key	0001672886
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	Tesbury Centre
Entity Address, Address Line Three	28 Queen’s Road East
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	17,679,618
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Centurion ZD CPA & Co.	K. R. MARGETSON LTD.
Auditor Firm ID	2769	1212
Auditor Location	Hong Kong	Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	Tesbury Centre
Entity Address, Address Line Three	28 Queen’s Road East
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2919-8916
Contact Personnel Name	CHANG TingTing
Contact Personnel Email Address	tinachang@zybioholdings.com